Expense Example, No Redemption {- Fidelity China Region Fund} - 10.31 Fidelity China Region Fund - AMCIZ PRO-13 - Fidelity China Region Fund	Dec. 30, 2020 USD ($)
Fidelity Advisor China Region Fund: Class A
Expense Example, No Redemption:
1 Year	$ 694
3 Years	946
5 Years	1,217
10 Years	1,989
Fidelity Advisor China Region Fund: Class M
Expense Example, No Redemption:
1 Year	503
3 Years	825
5 Years	1,170
10 Years	2,141
Fidelity Advisor China Region Fund: Class C
Expense Example, No Redemption:
1 Year	201
3 Years	621
5 Years	1,068
10 Years	2,306
Fidelity Advisor China Region Fund: Class I
Expense Example, No Redemption:
1 Year	97
3 Years	303
5 Years	525
10 Years	1,166
Fidelity Advisor China Region Fund: Class Z
Expense Example, No Redemption:
1 Year	83
3 Years	259
5 Years	450
10 Years	$ 1,002